SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Mar. 31, 2026 JPY (¥) Segment	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Sep. 30, 2025 JPY (¥)	Oct. 01, 2024 JPY (¥)
SignificantAccountingPoliciesLineItems [Line Items]
Accounts payable	¥ 0	¥ 0	¥ 0
Number of operating segment | Segment	1
Accounts receivable					¥ 218,000,000.0
Allowance for accounts receivable	¥ 0			¥ 0
Advance payments	40,247,000			67,742,000
Deferred offering costs
Research and development costs	6,300,000	15,100,000	39,200,000
Advertising costs	¥ 7,700,000	¥ 4,400,000	¥ 4,100,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | 4 Customers [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Concentration risk percentage	65.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | 3 Customers [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Concentration risk percentage		67.00%	79.00%
JAPAN
SignificantAccountingPoliciesLineItems [Line Items]
Cash DICJ insured amount	¥ 10,000,000